RELATED PARTY TRANSACTIONS AND BALANCES (Details) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012		Sep. 28, 2012
Related Party Transaction [Line Items]
Sales	$ 19,150,112		$ 13,471,866		$ 2,799,427
Interest expense					40,611
Related party balances:
Amount due from related parties	9,986,968		13,416,452
Change in amount due from related parties	(2,193,604)		6,853,965		(8,418,601)
Amount due to related party	89,698,151		88,537,790
Disposition of Subsidiary [Member]
Related Party Transaction [Line Items]
Other transactions					9,888,742
Purchases of Fixed Assets [Member]
Related Party Transaction [Line Items]
Purchases	7,201,424		157,742		8,052,089
Prepayment Received [Member]
Related Party Transaction [Line Items]
Other transactions		[1]		[1]	15,852,593	[1]
Purchases of Raw Materials [Member]
Related Party Transaction [Line Items]
Purchases					5,282
Rental Expenses [Member]
Related Party Transaction [Line Items]
Expense	1,071,287
Cash Proceeds from Transactions [Member]
Related Party Transaction [Line Items]
Other transactions	275,134,122		136,084,140		1,584,820
Cash Payments for Transactions [Member]
Related Party Transaction [Line Items]
Other transactions	275,088,560		69,386,568
Daqo Group [Member]
Related party balances:
Amount due from related parties	5,110,085		6,465,561
Amount due to related party	1,339,128		461,796
Daqo Group [Member] | Proceeds From Interest Free Loans [Member]
Related Party Transaction [Line Items]
Other transactions	10,821,462		813,105
Daqo Group [Member] | Repayment of Interest Free Loans [Member]
Related Party Transaction [Line Items]
Other transactions	8,115,813		813,105
Daqo Group [Member] | Disposition of Subsidiary [Member]
Related Party Transaction [Line Items]
Other transactions					9,888,742
Daqo Group [Member] | Purchases of Fixed Assets [Member]
Related Party Transaction [Line Items]
Purchases					7,849,533
Zhengjiang Daqo Solar Co. Ltd [Member]
Related Party Transaction [Line Items]
Sales	9,554,320		13,471,866		2,799,428
Related party balances:
Amount due from related parties	4,551,846		6,898,980
Amount due to related party	61,144
Zhengjiang Daqo Solar Co. Ltd [Member] | Daqo Group [Member]
Related Party Transaction [Line Items]
Equity interest held	100.00%
Daqo Solar Co Ltd [Member]
Related Party Transaction [Line Items]
Sales	9,595,680
Related party balances:
Amount due to related party	54,275,617		66,750,009
Daqo Solar Co Ltd [Member] | Daqo Group [Member]
Related Party Transaction [Line Items]
Equity interest held	100.00%
Daqo Solar Co Ltd [Member] | Proceeds From Interest Free Loans [Member]
Related Party Transaction [Line Items]
Other transactions	157,241,390		76,881,392
Daqo Solar Co Ltd [Member] | Repayment of Interest Free Loans [Member]
Related Party Transaction [Line Items]
Other transactions	166,231,092		28,379,678
Daqo Solar Co Ltd [Member] | Prepayment Received [Member]
Related Party Transaction [Line Items]
Other transactions					13,497,973
Daqo Xinjiang Investment Co., Ltd. [Member]
Related party balances:
Amount due to related party	23,104,709		18,482,300
Daqo Xinjiang Investment Co., Ltd. [Member] | Daqo Group [Member]
Related Party Transaction [Line Items]
Equity interest held	100.00%
Daqo Xinjiang Investment Co., Ltd. [Member] | Proceeds From Interest Free Loans [Member]
Related Party Transaction [Line Items]
Other transactions	98,367,234		58,389,643
Daqo Xinjiang Investment Co., Ltd. [Member] | Repayment of Interest Free Loans [Member]
Related Party Transaction [Line Items]
Other transactions	93,219,846		40,193,785
Daqo Xinjiang Investment Co., Ltd. [Member] | Prepayment Received [Member]
Related Party Transaction [Line Items]
Other transactions					2,354,620
Daqo New Material [Member]
Related party balances:
Amount due to related party	4,950,746		449,988
Daqo New Material [Member] | Daqo Group [Member]
Related Party Transaction [Line Items]
Equity interest held	100.00%
Daqo New Material [Member] | Proceeds From Interest Free Loans [Member]
Related Party Transaction [Line Items]
Other transactions	7,729,501
Daqo New Material [Member] | Repayment of Interest Free Loans [Member]
Related Party Transaction [Line Items]
Other transactions	4,600,117
Daqo New Material [Member] | Rental Expenses [Member]
Related Party Transaction [Line Items]
Other transactions	1,071,287
Chongqing Daqo Tailai [Member]
Related Party Transaction [Line Items]
Equity interest held	100.00%
Related party balances:
Amount due to related party	1,755,326
Chongqing Daqo Tailai [Member] | Purchases of Fixed Assets [Member]
Related Party Transaction [Line Items]
Purchases	2,724,790
Daqo Transformer [Member]
Related Party Transaction [Line Items]
Equity interest held	100.00%
Related party balances:
Amount due to related party	1,595,659		18,546
Daqo Transformer [Member] | Purchases of Fixed Assets [Member]
Related Party Transaction [Line Items]
Purchases	1,913,941
Jiangsu Daqo [Member]
Related Party Transaction [Line Items]
Equity interest held	100.00%
Related party balances:
Amount due to related party	1,200,018		46,437
Jiangsu Daqo [Member] | Purchases of Fixed Assets [Member]
Related Party Transaction [Line Items]
Purchases	1,165,346
Nanjing Daqo Electric [Member]
Related Party Transaction [Line Items]
Equity interest held	100.00%
Related party balances:
Amount due to related party	742,747		33,697
Nanjing Daqo Electric [Member] | Purchases of Fixed Assets [Member]
Related Party Transaction [Line Items]
Purchases	763,856
Zhenjiang Klockner-Moeller Electrical Systems Co., Ltd [Member]
Related Party Transaction [Line Items]
Equity interest held	100.00%
Related party balances:
Amount due to related party	310,395
Nanjing Daqo [Member]
Related Party Transaction [Line Items]
Sales	112				80,126
Interest expense					40,611
Related party balances:
Amount due to related party			1,651,810
Nanjing Daqo [Member] | Daqo Group [Member]
Related Party Transaction [Line Items]
Equity interest held	100.00%						100.00%
Nanjing Daqo [Member] | Proceeds From Interest Free Loans [Member]
Related Party Transaction [Line Items]
Other transactions	973,898
Nanjing Daqo [Member] | Repayment of Interest Free Loans [Member]
Related Party Transaction [Line Items]
Other transactions	2,921,693
Nanjing Daqo [Member] | Loan Extended [Member]
Related Party Transaction [Line Items]
Other transactions					1,584,820
Other Subsidiaries of Daqo Group [Member]
Related party balances:
Amount due from related parties	325,037		51,911
Amount due to related party	734,201	[2]	643,207	[2]
Other Subsidiaries of Daqo Group [Member] | Proceeds From Interest Free Loans [Member]
Related Party Transaction [Line Items]
Other transactions	636
Other Subsidiaries of Daqo Group [Member] | Purchases of Fixed Assets [Member]
Related Party Transaction [Line Items]
Purchases	6,714,476	[3]	157,742	[3]	202,556	[3]
Other Subsidiaries of Daqo Group [Member] | Purchases of Raw Materials [Member]
Related Party Transaction [Line Items]
Purchases					5,282
Nanjing Intelligent Apparatus Co., Ltd [Member]
Related Party Transaction [Line Items]
Equity interest held	100.00%
Related party balances:
Amount due to related party	302,807
Nanjing Intelligent Apparatus Co., Ltd [Member] | Purchases of Fixed Assets [Member]
Related Party Transaction [Line Items]
Purchases	146,543
Nanjing Intelligent Software Co., Ltd. [Member]
Related Party Transaction [Line Items]
Equity interest held	100.00%
Related party balances:
Amount due to related party	54,461
Daqo Investment Co., Ltd [Member]
Related Party Transaction [Line Items]
Equity interest held	100.00%
Related party balances:
Amount due to related party	5,360
Shanghai Sailfar Electric Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Equity interest held	100.00%
Related party balances:
Amount due to related party	$ 34

[1]	Prepayment has been considered a related party loan given there has been no deliveries since the prepayment was provided
[2]	The remaining balance of amount due to related party of $734,201 as of December 31, 2014 was comprised of Zhenjiang Moeller, Intelligent Apparatus, Intelligent Software, Daqo Investment, Daqo Sailfar and Zhenjiang Daqo in the amount of $310,395, $302,807, $54,461, $5,360, $34, and $61,144, respectively.
[3]	The transactions of $6,714,476 in 2014 were comprised of the purchase of fixed assets from Nanjing Daqo Electric, Nanjing Daqo Transformer, Jiangsu Daqo, Chongqing Daqo Tailai and Intelligence Apparatus in the amount of $763,856, $1,913,941, $1,165,346, $2,724,790 and $146,543, respectively.